Deferred income (Details) € in Thousands, $ in Thousands	Sep. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income, current portion	€ 16,409	€ 5,641
Deferred income, non-current portion	51,598	65,569
Total deferred income	68,007	71,210
Eli Lilly
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income, current portion	16,409	5,641
Deferred income, non-current portion	51,598	65,569
Total deferred income	€ 68,007	€ 71,210	€ 2,144	$ 2,429